Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Schedule of Useful lives of Property Plant and Equipment

Depreciation is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as follows:

Useful lives
Leasehold improvements	3 - 10 years
Computers	2 - 3 years
Furniture, equipment and motor vehicle	3 - 5 years